Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
The tables below present the changes in AOCI by component and the reclassifications out of AOCI during 2015 and 2014:

	Foreign Currency Translation Adjustments	Cash Flow Hedges	Net Investment Hedges	Pension and Postretirement Benefits	Total
Balance at December 31, 2014	$(677.0)	$(3.2)	$(4.3)	$(533.1)	$(1,217.6)
Other comprehensive (loss) income other than reclassifications	(273.0)	—	—	40.7	(232.3)
Reclassifications into earnings:
Derivative losses on cash flow hedges, net of tax of $0.0(1)	—	1.9	—	—	1.9
Amortization of net actuarial loss and prior service cost, net of tax of $1.2(2)	—	—	—	81.8	81.8
Total reclassifications into earnings	—	1.9	—	81.8	83.7
Balance at December 31, 2015	$(950.0)	$(1.3)	$(4.3)	$(410.6)	$(1,366.2)

	Foreign Currency Translation Adjustments	Cash Flow Hedges	Net Investment Hedges	Pension and Postretirement Benefits	Total
Balance at December 31, 2013	$(429.3)	$(5.1)	$(4.3)	$(431.7)	$(870.4)
Other comprehensive loss other than reclassifications	(247.7)	—	—	(187.2)	(434.9)
Reclassifications into earnings:
Derivative losses on cash flow hedges, net of tax of $0.0(1)	—	1.9	—	—	1.9
Amortization of net actuarial loss and prior service cost, net of tax of $2.5(2)	—	—	—	85.8	85.8
Total reclassifications into earnings	—	1.9	—	85.8	87.7
Balance at December 31, 2014	$(677.0)	$(3.2)	$(4.3)	$(533.1)	$(1,217.6)
(1) Gross amount reclassified to interest expense, and related taxes reclassified to income taxes.
(2) Gross amount reclassified to pension and postretirement expense, within selling, general and administrative expenses, and related taxes reclassified to income taxes.
Foreign exchange net losses of $21.9 and $18.2 for 2015 and 2014, respectively, and net gain of $.2 for 2013 resulting from the translation of actuarial losses and prior service cost recorded in AOCI are included in changes in foreign currency translation adjustments in the Consolidated Statements of Comprehensive Income (Loss).